DEFERRED INCOME TAXES - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Deferred tax asset balance	€ 148	€ 183	€ 161
Deductible temporary differences and unused tax losses for which no deferred tax asset recognized	805	920
Related tax impact	€ 191	€ 224